Debt Financing (Details 5) (USD $)	6 Months Ended		12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended					0 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2005 Subordinated Debt item	Dec. 31, 2005 Subordinated debt, $400 million tranche item	Dec. 31, 2005 Subordinated debt, $400 million tranche Before call option date of December 21, 2015	Jun. 30, 2013 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Jun. 30, 2013 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jun. 30, 2013 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2005 Subordinated debt, $600 million tranche item	Jun. 30, 2013 Subordinated debt, $600 million tranche	Dec. 31, 2012 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche LIBOR	Dec. 31, 2005 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Jun. 30, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt	Apr. 02, 2013 Unsecured Debt 2012 Credit Facility	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility item	Jun. 30, 2013 Unsecured Debt 2012 Credit Facility LIBOR	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility LIBOR	Jun. 30, 2013 Unsecured Debt 2012 Credit Facility Base rate	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility Base rate	Oct. 09, 2012 Unsecured Debt 2011 Credit Facility item	Oct. 09, 2012 Unsecured Debt 2011 Credit Facility LIBOR	Oct. 09, 2012 Unsecured Debt 2011 Credit Facility Base rate	Oct. 13, 2011 Unsecured Debt 2006 Credit Facility	Oct. 13, 2011 Unsecured Debt 2006 Credit Facility LIBOR
Debt financings
Maximum aggregate available amount																					$ 2,300,000,000	$ 2,300,000,000					$ 2,000,000,000
Term of debt instrument																					3 years	3 years					3 years
Number of banks providing financing under the credit facility																						10					11
Variable rate basis							3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury				3 month LIBOR	10 year constant maturity treasury	30 year constant maturity treasury					LIBOR		Base Rate	Base Rate		LIBOR	Base Rate		LIBOR
Margin added to variable rate basis (as a percent)							1.80%	1.80%	1.80%	1.80%	1.80%	1.80%				1.55%	1.55%	1.55%					2.00%	2.25%							0.65%
Number of tranches				2
Amount of debt issued				1,000,000,000
Face amount of debt					400,000,000								600,000,000
Fixed interest rate (as a percent)						6.25%
Interest rate at period end (as a percent)														4.96%	4.54%
Redemption price of debt instrument (as a percent)														100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs														50,000,000	50,000,000
Number of contribution agreements				2	1								1
Percentage of common stock to be sold to terminate contribution agreements				90.00%
Principal amount of previously issued notes that were repurchased																				1,670,000,000
Losses recognized in connection with cancellation of notes																			61,100,000
Facility fee (as a percent)																														0.20%
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000	$ 22,934,000